Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income and Costs
Schedule of financial income and costs

	For the year ended December 31,
	2020	2021	2022
Financial Income
Interest income	726	142	4,118
Total financial income	726	142	4,118
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium and discount	22,876	20,286	15,936
Interest expense on loans	93,860	82,325	119,339
Interest expense on bonds and realized loss on CCSs	35,891	34,766	33,788
Interest expense on leases	9,921	10,269	13,639
Loss arising on bond repurchases at a premium (Note 13)	1,937	—	—
Other financial costs, net	796	19,309	1,973
Total financial costs	165,281	166,955	184,675